STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

NOTE 10 – STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 1,333,333 million shares of Common Stock for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders originally approved a total reserve of 333,334 shares of Common Stock for issuance under the 2019 Plan. At each of the Company’s annual meeting of stockholders held in 2020 and 2021, the Company’s stockholders approved amendments to the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by an aggregate of 2,033,333 shares of Common Stock such that, after such amendments, and prior to any grants, 2,366,667 shares of Common Stock were available for issuance.

During the three months ended September 30, 2022 and 2021, the Company issued stock options to purchase 15,000 and 539,000 shares of Common Stock at a weighted average exercise price of $1.45 and $4.41 per share, and for nine months ended September 30, 2022 and 2021, the Company issued stock options to purchase 570,000 and 969,000 shares of Common Stock at a weighted average exercise price of $2.30 and $5.23 per share respectively, to certain members of the Board of Directors, employees and consultants. The stock options allow the holders to purchase shares of Common Stock at prices between $1.29 and $7.50 per share. Options for the purchase of 523,337 shares of Common Stock expired as of September 30, 2022. The following table summarizes all stock options as of September 30, 2022 and 2021 (shares in thousands):

	2022				2021
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, beginning of year	2,851		$5.00	1.1	2,302		$4.84	1.3
Grants	570		2.30		969		5.23	4.72
Forfeited	(523)		-		(200)		6.25
Exercised	-		-		(200)		1.65

Outstanding, at September 30	2,898	(3)	4.56	3.0	2,871	(3)	4.96	3.3

Exercisable, at September 30	2,180	(4)	4.00	3.1	1,712	(4)	4.53	2.7

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of September 30, 2022, the aggregate intrinsic value of stock options outstanding was $0.

(4)	As of September 30, 2022, the aggregate intrinsic value of exercisable stock options was $0.

For the nine months ended September 30, 2022, the valuation assumptions for stock options granted under the 2017 Plan and the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

	2022	2021

Grant date closing price of Common Stock	$1.45	$4.96
Expected term (years)	3.5	3.5
Risk-free interest rate	3.1%	0.8%
Volatility	135%	141%
Dividend yield	0%	0%

Based on the assumptions set forth above, the weighted-average grant date fair value per share for stock options granted for the nine months ended September 30, 2022 was $1.45.

For the three months ended September 30, 2022 and 2021, the Company recognized approximately $0.4 million and $1.1 million, respectively, and for the nine months ended September 30, 2022 and 2021, the Company recognized approximately $1.6 million and $2.2 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of September 30, 2022 was approximately $2.9 million, which will be recognized over the weighted average remaining term of 3 years as of September 30, 2022.

Warrants

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the nine months ended September 30, 2022 (shares in thousands):

	2022				2021
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, beginning of year	2,556		$7.44	2.6	1,960		$7.40	3.4
Grants of warrants:
Consultants for services	210	(3)	1.05		371	(4)	7.56
Acquisition of assets	-				225	(5)	7.56

Outstanding, September 30	2,766	(4)	7.01	2.1	2,556	(6)	7.44	3.1

Exercisable, September 30	2,478	(5)	7.12	2.1	2,311	(7)	7.42	3.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February, 2022, the Company granted warrants to consultants in exchange for marketing, business development, investor relations and communication services. Warrants issued in February 2022 provide for the purchase of an aggregate of 80,000 shares of Common Stock and are exercisable at $3.27 per share. The aggregate fair value of the February warrants amounted to $0.1 million which is being recognized over the period that the services are provided. In May, 2022, the Company granted warrants to consultants in exchange for marketing and business development services. Warrants issued in May 2022 provide for the purchase of an aggregate of 130,000 shares of Common Stock and are exercisable at $1.29 per share. The aggregate fair value of the May warrants amounted to $0.1 million which is being recognized over the period that the services are provided. For the nine months ended September 30, 2022, the Company recognized expense of $0.5 million.

(4)	As of September 30, 2022, the aggregate intrinsic value of warrants outstanding was $0.

(5)	As of September 30, 2022, the aggregate intrinsic value of warrants exercisable was $0.

For the nine months ended September 30, 2022, the valuation assumptions for warrants issued were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

	2022	2021

Measurement date closing price of Common Stock (1)	$1.05	$7.56
Contractual term (years) (2)	5.0	3.0
Risk-free interest rate	2.4%	0.5%
Volatility	135%	139%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.

NOTE 10 – STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 1,333,333 million shares for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 333,334 shares for issuance under the 2019 Plan. Consecutively, on June 18, 2020, and July 28, 2021 the Company’s stockholders approved an amendment and restatement of the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by 2,033,333 shares of Common Stock such that, after amendment and restatement of the 2019 Plan, and prior to any grants, 2,366,667 shares of Common Stock were available under the 2019 Plan.

During the years ended December 31, 2021 and 2020, the Company issued stock options to purchase 969,000 and 429,012 shares at a weighted average exercise price of $5.23 and $7.50 per share of the Company’s common stock, respectively, to certain members of the Board of Directors, employees and consultants. The stock options allow the holders to purchase shares of the Company’s common stock at prices between $1.50 and $7.50 per share. Options for the purchase of 220,001 and 26,667 shares of common stock expired as of December 31, 2021 and 2020, respectively. The following table summarizes all stock options as of December 31, 2021 and 2020 (shares in thousands):

	2021				2020
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, beginning of year	2,302		$4.84	1.3	1,900		$4.29	3.1
Grants	969		5.23		429		7.50
Forfeited	(220)		6.25		(27)		7.50
Exercised	(200	)(3)	1.65		-		-

Outstanding, end of year	2,851	(4)	4.96	3.3	2,302	(4)	4.84	1.3

Vested, end of year	1,898	(5)	4.53	2.7	1,673	(5)	4.10	2.5

(1)	Represents the weighted average exercise price.
(2)	Represents the weighted average remaining contractual term until the stock options expire.
(3)	On the respective exercise dates, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.
(4)	As of December 31, 2021 and 2020, the aggregate intrinsic value of stock options outstanding was $0 million and $3.1 million, respectively.
(5)	As of December 31, 2021 and 2020, the aggregate intrinsic value of vested stock options was $0 million and $2.0 million, respectively.

For the years ended December 31, 2021 and 2020, the valuation assumptions for stock options granted under the 2017 Plan and the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

	2021	2020

Grant date closing price of Common Stock	$5.23	$7.50
Expected term (years)	3.5	3.2
Risk-free interest rate	0.8%	0.4%
Volatility	141%	134%
Dividend yield	0%	0%

Based on the assumptions set forth above, the weighted-average grant date fair value per share for stock options granted for the years ended December 31, 2021 and 2020 was $4.96 and $4.84, respectively.

For the years ended December 31, 2021 and 2020, the Company recognized approximately $2.7 million and $2.2 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of December 31, 2021 was approximately $4.8 million, which will be recognized over the weighted average remaining term of 2.9 years as of December 31, 2021.

Warrants

The following table sets forth warrant activity for the years ended December 31, 2021 and 2020 (shares in thousands):

	2021				2020
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, beginning of year	1,960		$7.44	3.5	33		$1.50	1.5
Grants of warrants:
Underwriter pursuant to IPOs	276	(3)	7.50		403	(4)	7.50
Consultants for services	95	(5)	7.50		-		-
Acquisition of assets	200	(6)	7.50		-		-
Business combination	25	(7)	8.90		-		-
Contingent warrants	-		-		1,199	(8)	$7.50
Settlement warrants	-		-		325	(9)	7.50

Outstanding, end of year	2,556	(10)	7.44	2.6	1,960	(10)	7.44	3.5

Vested, end of year	2,311	(11)	7.42	2.2	1,960	(11)	7.40	3.5

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In connection with its registered underwritten follow-on offering in May 2021, the Company granted warrants to the underwriter that provide for the purchase of 276,000 shares of Common Stock at an exercise price of $7.50 per share with a fair value of approximately $1.5 million. These warrants became exercisable in November 2021 and expire in May 2026.

(4)	In connection with the IPO in December 2020, the Company granted warrants to the underwriter that provide for the purchase of 402,500 shares of common stock at an exercise price of $7.50 per share. These warrants became exercisable in June 2021 and expire in December 2025.

(5)	In March 2021, the Company granted warrants to consultants in exchange for services. Warrants issued in March 2021 provide for the purchase of an aggregate of 95,000 shares of Common Stock and are exercisable at $7.50 per share. The aggregate fair value of the March warrants amounted to $0.2 million which is being recognized over the period that the services are provided. For the year ended December 31, 2021, the Company recognized expense of $0.2 million.

(6)	In March 2021, the Company granted warrants in connection with the acquisition of certain assets from MyoCorrect, LLC (“MyoCorrect”) that provide for the purchase of up to 200,000 shares of Common Stock through March 2026. The aggregate fair value of these warrants amounted to $0.1 million which is being recognized over the vesting period. Warrants to purchase 25,000 shares of Common Stock vested in March 2021 and the remainder vest upon the achievement of pre-determined performance metrics related to the utilization of MyoCorrect, with a five-year term.

(7)	In April, 2021, the Company granted warrants in connection with a business combination. Warrants granted in April 2021 provide for the purchase of an aggregate of 25,000 shares of Common Stock and are exercisable at $8.90 per share. The aggregate fair value of the April warrants amounted to $0.2 million which is being recognized over the period that the services are provided. For the year ended December 31, 2021, the Company recognized expense of $0.2 million.

(8)	Pursuant to the terms of the Series B Units and in connection with the IPO which qualified as a MC Event, approximately 1,199,000 Contingent Warrants were issued at an exercise price equal to 125% of the price of the Company’s shares of common stock on the date of an MC event, or $7.50 per share based on the IPO price of $6.00 per share.

(9)	On October 22, 2020, two minority stockholders initiated a derivative demand which resulted in a settlement and release agreement that was entered into on November 6, 2020. Pursuant to the settlement, the Company issued warrants to purchase an aggregate of 325,000 shares of common stock (the “Settlement Warrants”). The Settlement Warrants are exercisable on a cash only basis at an exercise price of $7.50 per share, are exercisable beginning on June 15, 2021, and expire on May 6, 2024.

(10)	As of December 31, 2021 and 2020, the aggregate intrinsic value of warrants outstanding was $0.

(11)	As of December 31, 2021 and 2020, the aggregate intrinsic value of vested warrants was $0.

For the years ended December 31, 2021 and 2020, the valuation assumptions for warrants were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

	2021	2020

Measurement date closing price of Common Stock (1)	$7.44	$7.50
Contractual term (years) (2)	2.6	3.5
Risk-free interest rate	0.3%	0.3%
Volatility	138%	139%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.